Investments in associates	12 Months Ended
Dec. 31, 2017
Disclosure of Investments in associates [Abstract]
Disclosure of associates [text block]
10.	Investments in associates

(a)	This caption is made up as follows:

	Share in equity
	2017	2016	2017	2016
	%	%	US$(000)	US$(000)

Sociedad Minera Cerro Verde S.A.A.	19.584	19.584	1,124,008	1,055,488
Minera Yanacocha S.R.L.	45.95	43.65	324,861	402,866
Compañía Minera Coimolache S.A.	40.095	40.095	86,183	74,734
Other minor investments			1,835	3,519
			1,536,887	1,536,607

(b)	The table below presents the net share in profit (loss) of associates:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(76,585)	(455,598)	(196,510)
Sociedad Minera Cerro Verde S.A.A.	68,521	66,763	6,518
Compañía Minera Coimolache S.A.	21,271	23,514	16,617
	13,207	(365,321)	(173,375)

Investments held by the Group in its associates Minera Yanacocha S.R.L. (through its subsidiary Compañía Minera Condesa S.A.) and Sociedad Minera Cerro Verde S.A.A., represent the most significant investments of the Group. Its operations are strategic to the Group's activities and participation in their results has been significant in relation to profits (losses) of the Group in the years 2017, 2016 and 2015. The following relevant information on these investments is as follows:

Investment in Minera Yanacocha S.R.L.-
The Company, through its subsidiary Compañía Minera Condesa S.A., has an interest of 45.95 percent of Minera Yanacocha S.R.L. (hereinafter “Yanacocha”). Yanacocha is engaged in gold production and exploration and development of gold and copper in their own concessions or owned by S.R.M.L. Chaupiloma Dos de Cajamarca (subsidiary of the Group), with which signed a contract of use of mineral rights.

In addition, Yanacocha owns the Conga project which consists in two deposits of gold and porphyry of copper located at northeast of Yanacocha operating area in the provinces of Celendín, Cajamarca and Hualgayoc (Peru).

Because of local communities and political protests for potential water impacts of the project development activities and construction the projects are suspended since November 2011. To date, Yanacocha’s management has been making only water support activities recommended by independent experts, mainly the construction of water reservoirs, before carrying out any development project.

In December 2017, Yanacocha acquired 63.92 million of shares (share of 5%) held by International Finance Corporation (IFC) in Yanacocha, for an amount of US$47.9 million. After this transaction, Buenaventura's share in Yanacocha increased from 43.65 percent to 45.95 percent. As a result of that acquisition, the Company recognized a higher value with respect to Yanacocha's equity participation.

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,055,135	1,107,893
Non-current assets	964,260	937,992
Current liabilities	123,315	(135,136)
Non-current liabilities	(1,236,965)	(1,025,025)
Shareholders’ equity, reported	659,115	885,724

Groups’ interest (45.95% in 2017 and 43.65% in 2016)	302,863	386,618
Goodwill	21,998	16,248

	324,861	402,866

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Statements of profit or loss as of December 31,
Net sales	645,176	761,193	1,031,174
Other operating income	21,870	17,713	10,625
Costs of sales	(746,918)	(776,394)	(758,033)
Cost of other operating income	(2,062)	(2,951)	(2,524)
Operating expenses	(63,514)	(71,496)	(82,846)
Administrative expenses	(4,760)	(8,780)	(20,028)
Selling expenses	(3,921)	(3,695)	(3,534)
Impairment loss of long-lived assets	-	(889,499)	-
Finance income (costs)	(17,935)	(12,975)	(22,061)
Gain (loss) from currency exchange difference	3,636	(13,741)	(251)
Income (loss) before income tax	(168,428)	(1,000,625)	152,522
Income tax	(7,026)	(43,127)	(602,717)
Net loss reported	(175,454)	(1,043,752)	(450,195)
Group’s interest (43.65%)	(76,585)	(455,598)	(196,510)

Evaluation of impairment in investments –
During 2017, the Yanacocha´s Management evaluated and concluded that there are no indicators of impairment of its long-lived assets; in addition, the Group’s management determined that there was no objective evidence that its investment in Yanacocha might be impaired as of December 31, 2017.

In 2016, Yanacocha evaluated the recoverability of its long-lived assets and determined an impairment charge, net of taxes, of US$889.5 million, which reduced Yanacocha's net worth and, therefore, the equity interest of the Company in this associate during the year 2016.

As a result, the Company’s Management determined that there was objective evidence that its investment in Yanacocha might be impaired as of December 31, 2016. During 2016, compared to prior years, Yanacocha experienced a decrease in the volume of gold produced, an increase in production costs, and a decrease in operating cash flows, all of which resulted from a depletion of Yanacocha’s gold reserves. As a result of these indicators, the Company performed an impairment test in December 2016.

The recoverable amount of the Company’s investment in Yanacocha was determined to be US$528.9 million as of December 31, 2016, which was based on a value in use calculation using cash flow projections from Yanacocha’s financial budgets from 2017 to 2026. As a result of this analysis, the Company concluded that no additional impairment loss on its investment in Yanacocha was required to be recorded as the recoverable amount exceeded the recorded value of the investment.

Key assumptions
The process of determining the recoverable amount was most sensitive to the following assumptions:

-
Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

-
Commodity prices: Forecasted commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. As of December 31, 2016, estimated gold prices for the current and long-term periods were as follows: US$1,221/ounce for 2017 and US$1,300/ounce for 2018 and thereafter.

-
Discount rate: In calculating the value in use, the Company applied a pre-tax discount rate of 7.1% to the pre-tax cash flows as of December 31, 2016. This discount rate was derived from the Yanacocha’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the investment.

In December 2015, Yanacocha recorded charges for the recovery of its asset for deferred income tax for US$510,000,000 because it considers that it is not probable that there will be a future taxable profit against which deductible temporary differences can be offset.

During 2016, Yanacocha unanimously agreed to distribute dividends to the partners by US$300,000,000, in proportion to their social participation, corresponding to part of the freely available profits accumulated as of December 31, 2014, which were generated in the year 2011.

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -
Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is located in Uchumayo, Arequipa, Peru.

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,563,874	1,218,508
Non-current assets	6,127,133	6,417,115
Current liabilities	(510,790)	(293,631)
Non-current liabilities	(1,991,055)	(2,502,711)

Shareholders’ equity, reported	5,189,162	4,839,281

Group’s interest (19.584%)	1,016,245	947,725
Goodwill	107,763	107,763

	1,124,008	1,055,488

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Revenue	3,202,931	2,384,154	1,115,617
Cost of sales	(1,768,238)	(1,553,040)	(862,004)
Sales expenses	(141,669)	(131,391)	(56,215)
Other operating expenses, net	(258,826)	(24,107)	(26,600)
Finance costs	(216,912)	(80,438)	(16,010)
Finance income	5,350	954	512
Net gain (loss) of exchange difference	13,288	7,857	(75,770)
Profit before income taxes	835,924	603,989	79,530
Income tax	(486,043)	(263,082)	(46,246)
Net profit, reported	349,881	340,907	33,284

Group’s interest (19.584%)	68,521	66,763	6,518

Market capitalization:
As of December 31, 2017 and 2016, total market capitalization of shares maintained by the Group in Cerro Verde was US$2,036.0 million and US$1,311.3 million, respectively (market capitalization value by each share of US$29.70 and US$19.11, respectively).

Investment in Compañía Minera Coimolache S.A. (Coimolache) -
Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	101,668	73,480
Non-current assets	278,866	261,075
Current liabilities	(44,411)	(28,532)
Non-current liabilities	(106,332)	(102,519)

Shareholders’ equity, reported	229,791	203,504

Adjustments to conform to the accounting policies of the Group	(14,843)	(17,111)

Shareholders’ equity, adjusted	214,948	186,393

Group’s interest (40.095%)	86,183	74,734

	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:
Revenue	203,790	198,873	177,347
Cost of sales	(121,021)	(107,913)	(104,549)
Administrative expenses	(3,829)	(4,144)	(2,185)
Sales expenses	(946)	(1,128)	(1,111)
Other operating income (expenses), net	(587)	755	765
Finance income	220	38	23
Finance costs	(3,304)	(1,614)	(723)
Exchange difference	(174)	(117)	(1,300)
Profit before income taxes	74,149	84,750	68,267
Income tax	(23,362)	(27,894)	(29,861)
Net profit, reported	50,787	56,856	38,406

Adjustments to conform to the accounting policies of the Group	2,265	1,790	3,039

Net profit, adjusted	53,052	58,646	41,445

Group’s interest (40.095%)	21,271	23,514	16,617